                         U.S. SECURITIES AND EXCHANGE COMMISSION
                                   WASHINGTON, D.C. 20549

APPENDIX I                            FORM 24f-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

1.  Name and address of issuer:    Westwood Funds
                                   237 Park Avenue 9th Fl.
                                   New York  NY  10017

2.  Name of each series or class of funds for which this notice is filed:

    Westwood Equity Fund
    Westwood Intermediate Bond
    Westwood Balanced Fund

3.  Investment Company Act File Number:  811-4719

    Securities Act File Number:  33-6790

4.  Last day of fiscal year for which this notice is filed: Sept. 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                     SHARES     SALE PRICE
                                                      749,589     $7,795,246

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                     SHARES     SALE PRICE
    Westwood Equity Fund                            2,059,915     14,864,911
    Westwood Intermediate Bond                        184,406      1,825,411
    Westwood Balanced Fund                          2,316,371     21,485,775
                                                    ---------    -----------
                                   total            4,560,692     38,176,097

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                     SHARES     SALE PRICE
    Westwood Equity Fund                            1,928,146     13,595,975
    Westwood Intermediate Bond                              0              0
    Westwood Balanced Fund                          1,913,476     17,150,625
                                                    ---------    -----------
                         total                      3,841,622     30,746,600

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                                                     SHARES     SALE PRICE
    Westwood Equity Fund                              205,146      1,333,470
    Westwood Intermediate Bond                         18,608        184,446
    Westwood Balanced Fund                             84,337        777,577
                                                    ---------    -----------
                         total                        308,091      2,295,493

12. Calculation of registration fees:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             reliance on 24f-2 (from item 10):                  $ 30,746,600

     (ii)    Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from item 11, if applicable):           +      2,295,493

    (iii)    Aggregate price of shares redeemed or
             repurchased during the fiscal year:            -     10,140,198

     (iv)    Aggregate price of shares redeemed or
             repurchased and previously applied as a
             reduction to filing fees pursuant to Rule
             24e-2 (if applicable):                          +             0

      (v)    Net aggregate price of securities sold and
             and issued during the fiscal year in
             reliance on Rule 24f-2 [line (i), plus
             line (ii), less line (iii), plus line
             (iv)] (if applicable):                                22,901,895
                                                                 ------------
     (vi)    Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable
             law or regulation (see instruction C.6):        x    0.00030303

    (vii)    Fee due [line (i) or line (v) multiplied by        $    6,939.96
             line (vi)]:                                        =============

    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission;s Rules of Informal and Other Procedures (17CFR 202.3A). [ ]

13. Date for mailing or wire transfer of filing fees to the Commission's lockbox directory:

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)             SIGNATURES
                                   /s/ Sheryl Hirschfeld
                                   -------------------------
November 13, 1996                  Sheryl Hirschfeld
                                   Assistant Secretary